Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2014	2013

Accounts payable and accrued liabilities	$184,750	$249,309
Withholding tax payable	122,820	91,380
Capital lease payable	14,086	14,565
Other	1,102	1,493

	$322,758	$356,747